Appendix V: Interest-Bearing Debt (Details) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)
Telefonica, S.A. | Structured Financing Due March 11, 2026, One
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility | $		$ 62
Borrowings | $		59			$ 136
Telefonica, S.A. | Structured Financing Due March 11, 2026, Two
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	€ 42
Borrowings	42			€ 101
Telefonica, S.A. | Sustainable Syndicated due Jan 13, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	5,500
Borrowings	0			0
Telefonica, S.A. | Bilateral Loan Due December 15, 2032
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	150			150
Telefonica, S.A. | Bilateral Loan Due June 15, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	125			125
Telefonica, S.A. | Bilateral Loan Due September 29, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	150			150
Telefonica, S.A. | Bilateral Loan Due July 31, 2034
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	150			0
Telefonica, S.A. | Bilateral Loan Due October 31, 2031
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	140			0
Telefonica, S.A. | Bilateral Loan Due December 16, 2031
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	100			0
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | BEI Financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	33			108
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Syndicated Loan Due December 17, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	750
Borrowings	0			0
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | BEI Financing (Tranche 1) due June 18, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	250			300
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | BEI Financing (Tranche 2) due July 14, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	0
Borrowings	125			150
Colombia Telecomunicaciones | Bilateral loan due March 19, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility | $			$ 0
Borrowings | $			$ 109			$ 118
Bluevia Fibra S.L.U. | Syndicated Loan Due December 20, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	360
Borrowings	325			250
Telxius Telecom, S.A. | Syndicated Loan Due December 04, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility	145
Borrowings	€ 100			€ 100
Telefónica Móviles Chile, S.A. | Bilateral Loan Due August 22, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount credit facility | $		0
Borrowings | $		$ 125			$ 116